STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

7.	STOCKHOLDERS’ EQUITY

The Company has 500,000,000 authorized shares of common stock, par value of $0.0001 per share and 50,000,000 authorized shares of preferred stock, par value of $0.0001 per share. As of December 31, 2022, the Company had outstanding 165,472,241 shares of common stock and no shares of preferred stock outstanding. As of September 30, 2023, the Company had outstanding 248,830,516 shares of common stock and no shares of preferred stock outstanding.

Stock Based Compensation

In 2022, the Company’s board of directors adopted, and the stockholders approved, the 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan permits the Company to grant stock options, restricted stock, restricted stock units, performance shares awards and any one or more of the foregoing, for up to a maximum of 58,273,612 shares following an automatic increase to the number of shares reserved under the 2022 Plan on January 1, 2023. During the nine months ended September 30, 2023, the Company granted 35,856,521 stock options as authorized under the 2022 Plan. Vesting is subject to continued service with the Company for up to one year with provisions for earlier vesting subject to the attainment of events outlined in the Plan. Upon the resignations by certain of the Company’s employees, 6,618,889 of the options granted to those employees during the nine months ended September 30, 2023 were forfeited, canceled and returned to the option pool available under the 2022 Plan.

Options granted were valued using the Black-Scholes Option Pricing Model resulting in a total value of $2,558,252. Option expense for the nine months ended September 30, 2023, net of forfeitures, was $1,292,231.

A summary of stock options outstanding as of September 30, 2023, all of which expire in 2033, including the relevant exercise price is presented below:

Schedule of Stock Options Outstanding

Exercise	Expiration
Price	2033	Total
$1.2056	29,237,632	29,237,632
	29,237,632	29,237,632

8.	STOCKHOLDERS’ EQUITY

Next Bridge Hydrocarbons, Inc. has preferred and common stock both at a par value of $0.0001. As of December 31, 2022, the Company has issued 165,472,241 shares of common stock and -0- shares of preferred stock.